Investment in Equity Investee (Detail) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Yizhuang Venture Investment Fund CNY	Dec. 31, 2013 Yizhuang Venture Investment Fund CNY	Dec. 31, 2012 Yizhuang Venture Investment Fund CNY	Dec. 31, 2013 Yizhuang Venture Investment Fund USD ($)	Dec. 31, 2011 Yizhuang Venture Investment Fund CNY
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition					50,500	50,500	50,500
Share equity loss	(227)	(1,372)	(1,101)	0		1,372	(1,101)
Cost investment					101,000	101,000	50,500		0
Accumulated, share equity loss					2,473	2,473	1,101		0
Investment in equity investee					98,527	98,527	49,399	$ 16,275	0